Insurance Contracts - Summary of Components of Expense Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Individual life policy [member]
Disclosure of components of expense assumptions [line items]
Cost per policy	45.00	45.00
Individual life policy [member] | Bottom of range [member]
Disclosure of components of expense assumptions [line items]
Percentage of premium	0.85%	0.85%
Individual life policy [member] | Top of range [member]
Disclosure of components of expense assumptions [line items]
Percentage of premium	0.90%	0.90%
Group life policy [member]
Disclosure of components of expense assumptions [line items]
Cost per policy	25.00	25.00
Percentage of premium	0.90%	0.90%